Loans and Financing - Additional Information (Detail) R$ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jun. 15, 2012 USD ($)	Feb. 28, 2017 USD ($)	Jun. 30, 2015 USD ($)	Oct. 31, 2009 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 BRL (R$)	Aug. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 USD ($)	Aug. 31, 2013 BRL (R$)	Aug. 31, 2013 USD ($)	Feb. 28, 2013 BRL (R$)	Feb. 28, 2013 USD ($)
Disclosure of detailed information about loans and financing [line items]
Assets pledged and bank guarantees as collateral for loans					$ 441.1			$ 490.9
U.S. dollar [member]
Disclosure of detailed information about loans and financing [line items]
Weighted average interest rate					5.18%			5.12%
Proportion of loans denominated in foreign currency subject to fixed interest rate					84.70%
Brazilian Real [member]
Disclosure of detailed information about loans and financing [line items]
Weighted average interest rate					3.72%			5.00%
Proportion of loans denominated in foreign currency subject to fixed interest rate					15.00%
Euro [member]
Disclosure of detailed information about loans and financing [line items]
Weighted average interest rate					1.32%			1.48%
Proportion of loans denominated in foreign currency subject to fixed interest rate					0.30%
Embraer S.A [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued	$ 500.0
Borrowing interest rate	5.15%
Borrowings, maturity date					June 15, 2022
Contracted loans									R$ 685.0	$ 210.2			R$ 712.0	$ 218.5
Weighted average interest rate									10.96%	10.96%
Embraer S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate													5.50%	5.50%
Embraer Portugal S.A. [member]
Disclosure of detailed information about loans and financing [line items]
Weighted average interest rate						3.068%	3.068%
Contract amount of working capital and acquisition of fixed assets						R$ 651.8	$ 200.0
Research and new product development program [member] | Embraer S.A [member]
Disclosure of detailed information about loans and financing [line items]
Contracted loans											R$ 303.9	$ 95.9
Research and new product development program [member] | Embraer S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate											3.50%	3.50%
6.375% p.a. due on January 24, 2017 [member] | Embraer Overseas Ltd. [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued				$ 500.0
Borrowing interest rate				6.375%
Existing Notes [member]
Disclosure of detailed information about loans and financing [line items]
Description of exchange of existing bonds					Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer S.A. made an offer to exchange existing bonds maturing in 2017 and 2020 for "New Notes" maturing in 2023.
Aggregate principal amount of notes exchange					$ 146.4
6.375% p.a., due on January 15, 2020 [member]
Disclosure of detailed information about loans and financing [line items]
Aggregate principal amount of notes exchange					$ 337.2
Percentage of aggregate principal notes exchange					54.95%
5.696%, maturing on September 16, 2023 [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued					$ 540.5
Borrowing interest rate					5.696%
Borrowings, maturity date					September 16, 2023
5.05% p.a., due on June 15, 2025 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued			$ 1,000.0
Borrowing interest rate			5.05%
5.40% p.a., due on February 01, 2027 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued		$ 750.0
Borrowing interest rate		5.40%